Investment Objectives and Goals	Jun. 30, 2025
WisdomTree Floating Rate Treasury Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Floating Rate Treasury Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Floating Rate Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of floating rate bonds of the U.S. Treasury.

WisdomTree Short-Term Treasury Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Short-Term Treasury Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Short-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 1 and 3 years.

WisdomTree 3-7 Year Treasury Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree 3-7 Year Treasury Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree 3-7 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 3 and 7 years.

WisdomTree 7-10 Year Treasury Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree 7-10 Year Treasury Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree 7-10 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 7 and 10 years.

WisdomTree Long-Term Treasury Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Long-Term Treasury Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Long-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury, with maturities greater than 20 years.

WisdomTree TIPS Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree TIPS Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree TIPS Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of inflation protected obligations of the U.S. Treasury.

WisdomTree 500 Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree 500 Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree 500 Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree 500 Index.
WisdomTree Technology and Innovation 100 Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Technology and Innovation 100 Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Technology and Innovation 100 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree Technology and Innovation 100 Index.
WisdomTree Short-Duration Income Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Short-Duration Income Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Short-Duration Income Digital Fund (the “Fund”) seeks income consistent with the preservation of capital.
WisdomTree Siegel Global Equity Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Siegel Global Equity Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Siegel Global Equity Digital Fund (the “Fund”) seeks long-term capital appreciation.
WisdomTree Siegel Moderate Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Siegel Moderate Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Siegel Moderate Digital Fund (the “Fund”) seeks long-term capital appreciation.
WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Siegel Longevity Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Siegel Longevity Digital Fund (the “Fund”) seeks to achieve long-term capital appreciation.
WisdomTree Equity Premium Income Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Equity Premium Income Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Equity Premium Income Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the "Index").

WisdomTree Private Credit and Alternative Income Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Private Credit and Alternative Income Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Private Credit and Alternative Income Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Gapstow Private Credit and Alternative Income Index (the "Index").

WisdomTree Treasury Money Market Digital Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Treasury Money Market Digital Fund (formerly known as WisdomTree Government Money Market Digital Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Treasury Money Market Digital Fund (the “Fund”) seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (NAV) per share.